Equity (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Equity [Abstract]
Summary of Dividend Payout

The following table provides details of per share dividend recognized during fiscal 2025, 2024 and 2023:

	Fiscal 2025	Fiscal 2024	Fiscal 2023
Dividend per Equity Share (₹)
Interim dividend(2)	21.00	18.00	16.50
Final dividend(3)	20.00	17.50	16.00
Special dividend(3)	8.00	-	-
Dividend per Equity Share/ADS ($)(1)
Interim dividend(2)	0.25	0.22	0.20
Final dividend(3)	0.24	0.21	0.21
Special dividend(3)	0.10	-	-

(1)
Converted at the monthly exchange rate in the month of declaration of dividend
(2)
Represents interim dividend for the respective fiscal year
(3)
Represents final dividend and special dividend for the preceding fiscal year